LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Supplemental Cash Flow Information	Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2022
Cash payments related to operating lease	$16,686
New right-of-use assets obtained in exchange for operating lease obligations	39,084

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities were as follows:

Operating Leases
2023	$17,841
2024	15,562
2025	13,867
2026	13,482
2027	13,214
Thereafter	70,268
Total lease payments	144,234

Less imputed interest	(31,447)

Total	$112,787

Schedule of Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases was as follows:

Year ended December 31, 2022
Current maturities of operating leases	13,525
Long-term operating leases	99,262
Total operating lease liabilities	$112,787

Weighted-average remaining operating lease term	10.82
Weighted-average discount rate of operating leases	4.96%